Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio – Small Cap Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 42	0.86% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 422,161,968
Holdings Count | Holding	224
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 422,161,968
Total number of portfolio holdings	224
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables be
lo
w show the in
vest
ment makeup of the Fund repres
ente
d as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund
's portfolio composition is subject to change.
Top Holdings
Essent Group Ltd.	1.4%
Kirby Corp.	1.4%
JBT Marel Corp.	1.2%
UFP Industries, Inc.	1.2%
National Fuel Gas Co.	1.2%
Macerich Co. (The)	1.1%
Gates Industrial Corp. PLC	1.1%
Teleflex, Inc.	1.0%
Moog, Inc., Class A	1.0%
Vontier Corp.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Essent Group Ltd.	1.4%
Kirby Corp.	1.4%
JBT Marel Corp.	1.2%
UFP Industries, Inc.	1.2%
National Fuel Gas Co.	1.2%
Macerich Co. (The)	1.1%
Gates Industrial Corp. PLC	1.1%
Teleflex, Inc.	1.0%
Moog, Inc., Class A	1.0%
Vontier Corp.	1.0%

Columbia Variable Portfolio – Small Cap Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the r
e
porting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 54	1.11% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 422,161,968
Holdings Count | Holding	224
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 422,161,968
Total number of portfolio holdings	224
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represen ted as a
percentage of
Fund
net assets. Derivatives are excluded from the tables unless otherwise note
d. The
Fund's portfolio composition is subject t
o c
hange.
Top Holdings
Essent Group Ltd.	1.4%
Kirby Corp.	1.4%
JBT Marel Corp.	1.2%
UFP Industries, Inc.	1.2%
National Fuel Gas Co.	1.2%
Macerich Co. (The)	1.1%
Gates Industrial Corp. PLC	1.1%
Teleflex, Inc.	1.0%
Moog, Inc., Class A	1.0%
Vontier Corp.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Essent Group Ltd.	1.4%
Kirby Corp.	1.4%
JBT Marel Corp.	1.2%
UFP Industries, Inc.	1.2%
National Fuel Gas Co.	1.2%
Macerich Co. (The)	1.1%
Gates Industrial Corp. PLC	1.1%
Teleflex, Inc.	1.0%
Moog, Inc., Class A	1.0%
Vontier Corp.	1.0%

[1]	Annualized.